CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933
FILE NUMBER: 333-272291
REGISTRANT: The Guardian Insurance & Annuity Company, Inc. (Guardian MarketPerform®)
In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:
(1)
The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and
(2)
The text of the most recent post-effective amendment to the registration statement filed on form N-4 has been filed electronically.
Signatures
The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on their behalf.
*By:	/s/ Keith Namiot*	Date: August 11, 2026
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.

*By:	/s/ Patrick D. Ivkovich	Date: August 11, 2026
Patrick D. Ivkovich
Attorney-In-Fact Pursuant to Power of Attorney